Expense Example - S000010777 [Member]	Mar. 31, 2026 USD ($)
C000122569 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	618
C000254316 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	658
C000029788 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,050
C000029790 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,444
C000029791 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	658
C000079024 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	$ 560